J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(All Share Classes)

(A series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 15, 2014

to the Statement of Additional Information dated November 1, 2013, as supplemented

Effective August 18, 2014, the information in the Statement of Additional Information under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on performance of the accounts that are managed by each portfolio manager as of June 30, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Equity Fund
Thomas Luddy	9	10,827,574	8	7,827,697	34	8,778,738
Susan Bao	9	10,827,574	8	7,827,697	34	12,404,256
Helge Skibeli	3	1,222,059	1	548,241	17	3,441,644
Scott Davis*	0	0	0	682,047	0	0

*	as of 7/31/14

SUP-SAI-USEQ-PM-814

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Equity Fund
Thomas Luddy	0	0	1	1,711,383	4	2,282,142
Susan Bao	0	0	1	1,711,383	4	2,282,142
Helge Skibeli	0	0	0	0	0	0
Scott Davis*	0	0	0	0	0	0

*	as of 7/31/14

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2013:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Equity Fund
Thomas Luddy							X
Susan Bao				X
Helge Skibeli			X
Scott Davis*					X

*	As of 8/4/14

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE